PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks – 65.9% of Net Assets
	Canada – 2.8%
754,700	CGI, Inc.(a)	$47,546,767
1,250,100	Open Text Corp.	53,085,051

		100,631,818

	China – 2.2%
379,511	Alibaba Group Holding Ltd., Sponsored ADR(a)	81,860,523

	France – 1.5%
310,601	Dassault Systemes SE	53,918,119

	Hong Kong – 1.0%
4,062,200	AIA Group Ltd.	38,012,444

	India – 1.4%
3,655,694	HDFC Bank Ltd.	51,382,680

	Japan – 1.8%
2,362,561	Nomura Research Institute Ltd.	64,528,012

	Netherlands – 1.7%
164,846	ASML Holding NV	60,302,783

	Sweden – 1.8%
1,533,425	Atlas Copco AB, Class A	65,301,575

	Switzerland – 3.2%
551,157	Nestle S.A., (Registered)	61,107,121
359,449	Temenos AG, (Registered)	55,866,971

		116,974,092

	United Kingdom – 4.8%
1,308,940	Halma PLC	37,291,961
375,469	Linde PLC	79,640,730
545,514	London Stock Exchange Group PLC	56,730,816

		173,663,507

	United States – 43.7%
335,722	Accenture PLC, Class A	72,086,228
6,654	Alphabet, Inc., Class C(a)	9,406,161
52,780	Alphabet, Inc., Class A(a)	74,844,679
37,892	Amazon.com, Inc.(a)	104,537,207
263,600	Becton Dickinson & Co.	63,071,572
283,121	CBRE Group, Inc., Class A(a)	12,802,732
434,589	Copart, Inc.(a)	36,188,226
157,741	Costco Wholesale Corp.	47,828,649
571,868	Danaher Corp.	101,123,418
1,556,765	Dropbox, Inc., Class A(a)	33,890,774
365,670	Estee Lauder Cos., Inc. (The), Class A	68,994,616
364,103	Facebook, Inc., Class A(a)	82,676,868

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
130,374	Goldman Sachs Group, Inc. (The)	$25,764,510
151,050	Home Depot, Inc. (The)	37,839,535
562,737	IQVIA Holdings, Inc.(a)	79,841,126
528,674	M&T Bank Corp.	54,966,236
285,235	MasterCard, Inc., Class A	84,343,989
45,988	Mettler-Toledo International, Inc.(a)	37,045,633
216,077	Northrop Grumman Corp.	66,430,713
7,246	NVR, Inc.(a)	23,612,903
114,562	Parker-Hannifin Corp.	20,995,778
594,781	Peloton Interactive, Inc., Class A(a)	34,360,498
249,381	Roper Technologies, Inc.	96,824,667
246,152	S&P Global, Inc.	81,102,161
85,188	Sherwin-Williams Co. (The)	49,225,886
412,433	Texas Instruments, Inc.	52,366,618
61,000	Tyler Technologies, Inc.(a)	21,159,680
276,139	UnitedHealth Group, Inc.	81,447,198
151,551	VeriSign, Inc.(a)	31,345,293

		1,586,123,554

	Total Common Stocks (Identified Cost $1,881,448,692)	2,392,699,107

Principal Amount (‡)
Bonds and Notes – 28.8%
Non-Convertible Bonds – 28.4%
	Australia – 0.4%
1,675,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(b)	1,325,167
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(b)	700,766
935,000	National Australia Bank, 2.500%, 1/12/2021(b)	945,332
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)(b)	8,287,605
1,505,000	New South Wales Treasury Corp., Series 22, 6.000%, 3/01/2022, (AUD)(b)	1,136,597
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	98,032
1,370,000	Westpac Banking Corp., 2.650%, 1/16/2030(b)	1,503,210

		13,996,709

	Belgium – 0.1%
2,745,000	Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)	3,159,632
1,690,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029(b)	2,042,017

		5,201,649

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Brazil – 0.5%
$1,150,000	Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	$1,137,902
1,035,000	Braskem Netherlands Finance BV, 4.500%, 1/10/2028	968,708
1,785,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,633,275
2,685,000	Brazilian Government International Bond, 4.500%, 5/30/2029	2,751,964
1,085,000	Brazilian Government International Bond, 4.625%, 1/13/2028	1,134,378
2,980,000	BRF S.A., 4.875%, 1/24/2030	2,808,650
650,000	Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030, 144A	619,938
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	400,000
1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	974,050
1,250,000	Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	1,235,950
2,465,000	Petrobras Global Finance BV, 5.999%, 1/27/2028	2,583,320
150,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	157,950
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	607,344
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	500,005

		17,513,434

	Canada – 3.0%
399,521	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(b)	342,633
826,264	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(b)	730,318
1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	968,783
815,000	Bank of Montreal, 1.750%, 6/15/2021, 144A(b)	825,000
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028(b)	1,114,177
11,680,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(b)	8,640,412
63,450,000	Canadian Government Bond, 0.750%, 3/01/2021, (CAD)(b)	46,906,543
35,230,000	Canadian Government Bond, 1.750%, 5/01/2021, (CAD)(b)	26,281,331
970,000	Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023(b)	1,058,096
1,800,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(b)	1,860,540

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Canada – continued
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(b)	$916,722
430,000	Enbridge, Inc., 2.900%, 7/15/2022	446,088
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(b)	686,363
62,956	GMF Canada Leasing Trust, Series 2018-1A, Class A2, 3.030%, 6/21/2021, 144A, (CAD)(b)	46,442
660,221	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(b)	488,226
5,000,000	Province of British Columbia Canada, Series 10, 1.750%, 9/27/2024(b)	5,256,170
2,355,000	Province of Quebec Canada, 2.300%, 9/01/2029, (CAD)(b)	1,885,440
2,475,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024(b)	2,604,096
1,675,000	Toronto-Dominion Bank (The), 1.150%, 6/12/2025(b)	1,695,078
2,500,000	Toronto-Dominion Bank (The), 2.100%, 7/15/2022, 144A(b)	2,582,144
1,690,000	Toronto-Dominion Bank (The), GMTN, 3.500%, 7/19/2023(b)	1,847,662
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,639,455

		108,821,719

	Chile – 0.3%
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	1,003,447
1,500,000	Chile Government International Bond, 2.450%, 1/31/2031(b)	1,553,895
570,000	Codelco, Inc., 3.750%, 1/15/2031, 144A	621,232
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A(b)	2,027,300
1,700,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025(b)	1,904,211
1,160,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(b)	1,299,344
525,000	Enel Chile S.A., 4.875%, 6/12/2028	585,375
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(b)	835,781
375,207	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	190,418
935,000	Republic of Chile, 3.240%, 2/06/2028(b)	1,023,825
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(b)	1,190,616

		12,235,444

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	China – 0.3%
$920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(b)	$1,022,081
795,000	Baidu, Inc., 3.875%, 9/29/2023	846,619
12,000,000	China Government Bond, 3.300%, 7/04/2023, (CNY)(b)	1,738,703
6,500,000	China Government Bond, 3.390%, 5/21/2025, (CNH)(b)	953,649
500,000	China Government Bond, 3.480%, 6/29/2027, (CNH)	73,806
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(b)	418,617
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(b)	940,060
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(b)	519,346
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A(b)	1,248,249
1,820,000	Three Gorges Finance I Cayman Islands Ltd., 3.150%, 6/02/2026(b)	1,963,907
1,270,000	Weibo Corp., 3.500%, 7/05/2024(b)	1,313,269

		11,038,306

	Colombia – 0.6%
1,395,000	Colombia Government International Bond, 3.125%, 4/15/2031	1,384,537
2,536,000	Ecopetrol S.A., 5.875%, 5/28/2045	2,665,336
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	342,379
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,303,250
1,140,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,216,950
1,150,000	Millicom International Cellular S.A., 6.625%, 10/15/2026	1,224,405
575,000	Republic of Colombia, 3.875%, 4/25/2027	604,475
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	54,599
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	2,038,896
29,559,900,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(b)	8,951,402
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	948,561

		20,734,790

	Democratic Republic of Congo – 0.0%
985,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	996,190

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Denmark – 0.0%
$670,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	$710,202

	Dominican Republic – 0.1%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,426,215
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	594,100
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,001,796
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	470,688

		3,492,799

	France – 0.3%
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	253,669
890,000	BNP Paribas S.A, (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A(b)	911,374
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	226,187
1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(b)	1,449,413
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	268,423
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)(b)	1,541,456
1,400,000	Engie S.A., 1.250%, 10/24/2041, (EUR)	1,543,713
1,550,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(b)	2,025,325
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 1.625%, 11/27/2027, (EUR)	543,044
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 0.625%, 3/27/2023, (EUR)	544,036
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(b)	1,110,406

		10,417,046

	Germany – 0.1%
1,395,000	BMW U.S Capital LLC, 4.150%, 4/09/2030, 144A	1,604,314
1,165,000	BMW U.S. Capital LLC, 3.150%, 4/18/2024, 144A(b)	1,239,821
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A(b)	1,552,894
420,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	448,239

		4,845,268

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Hong Kong – 0.1%
$355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(b)	$376,142
1,405,000	AIA Group Ltd., 3.600%, 4/09/2029	1,551,159
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A(b)	1,263,652

		3,190,953

	India – 0.1%
650,000	Greenko Dutch BV, 5.250%, 7/24/2024, 144A	641,420
1,230,000	ICICI Bank Ltd., EMTN, 3.250%, 9/09/2022	1,244,098
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,182,262

		3,067,780

	Indonesia – 0.3%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	325,688
1,385,000	Indonesia Government International Bond, 4.200%, 10/15/2050	1,545,618
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	827,695
50,092,000,000	Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)	3,432,626
43,840,000,000	Indonesia Treasury Bond, Series FR82, 7.000%, 9/15/2030, (IDR)	3,018,930
1,475,000	Republic of Indonesia, 2.850%, 2/14/2030	1,506,889
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	624,627
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	592,053

		11,874,126

	Ireland – 0.1%
475,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	477,974
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,337,102
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)(b)	481,988

		2,297,064

	Italy – 0.7%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	210,751
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	633,272
6,965,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)	7,919,484

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		Italy – continued
3,305,000		Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	$3,975,316
4,255,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	5,177,874
1,975,000		Italy Government International Bond, 2.375%, 10/17/2024	1,999,609
3,335,000		Republic of Italy, 2.500%, 11/15/2025, (EUR)	4,093,059
630,000		UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	715,491
635,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	665,239

			25,390,095

		Japan – 0.8%
989,731,400	(††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(b)	9,132,460
2,020,350,000		Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(b)	18,329,005
1,445,000		Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029(b)	1,554,585

			29,016,050

		Korea – 0.3%
765,000		Export-Import Bank of Korea, 3.000%, 11/01/2022(b)	800,748
1,100,000		Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,153,382
1,575,000		Kia Motors Corp., 3.000%, 4/25/2023, 144A(b)	1,618,218
1,515,000		Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A(b)	1,561,598
910,000		Korea Gas Corp., 2.750%, 7/20/2022, 144A(b)	945,108
670,000		KT Corp., 2.500%, 7/18/2026, 144A(b)	708,966
1,180,000		LG Chem Ltd., 3.250%, 10/15/2024, 144A	1,254,307
1,440,000,000		Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(b)	1,227,784
770,000		Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(b)	837,397
140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(b)	184,506
200,000		Woori Bank, 5.875%, 4/13/2021, 144A(b)	206,766

			10,498,780

		Malaysia – 0.0%
1,135,000		Petronas Capital Ltd., 3.500%, 4/21/2030, 144A	1,257,342

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		Mexico – 1.1%
$620,000		Alfa SAB de CV, 6.875%, 3/25/2044	$723,081
770,000		America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(b)	933,282
860,000		America Movil SAB de CV, 2.875%, 5/07/2030	907,773
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(b)	438,852
675,000		Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	658,132
730,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	798,912
575,000		CEMEX Finance LLC, 6.000%, 4/01/2024	569,078
855,000		Cemex SAB de CV, 5.450%, 11/19/2029	789,763
2,045,000		Cemex SAB de CV, 5.700%, 1/11/2025	1,998,987
400,000		Cemex SAB de CV, 7.375%, 6/05/2027, 144A	406,400
360,000		Cemex SAB de CV, 7.750%, 4/16/2026	367,542
1,775,000		Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030(b)	1,877,632
1,205,000		Comision Federal de Electricidad, 4.750%, 2/23/2027	1,265,250
800,000		Gruma SAB de CV, 4.875%, 12/01/2024(b)	858,008
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	320,808
840,000		Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	846,283
142,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	634,173
190,229	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	840,899
1,123,620	(†††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(b)	5,786,488
637,836	(†††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	3,292,621
2,665,000		Mexico Government International Bond, 3.250%, 4/16/2030	2,641,015
3,600,000		Mexico Government International Bond, 4.000%, 10/02/2023(b)	3,838,680
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(b)	206,443
1,240,000		Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,277,820
205,000		Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044	225,502

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Mexico – continued
$3,505,000	Petroleos Mexicanos, 5.950%, 1/28/2031	$2,892,151
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	114,627
835,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	876,742
1,205,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	1,295,387
1,010,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023	820,100

		38,502,431

	Netherlands – 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025(b)	978,411
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A	1,729,025

		2,707,436

	New Zealand – 0.1%
3,575,000	New Zealand Government Bond, 3.000%, 4/20/2029, (NZD)(b)	2,736,270

	Norway – 0.4%
17,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(b)	1,799,728
2,790,000	Equinor ASA, 3.625%, 4/06/2040(b)	3,131,000
550,000	Kommunalbanken AS, 1.750%, 9/15/2020, 144A(b)	551,628
3,815,000	Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)(b)	416,583
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)(b)	1,820,682
46,500,000	Norway Government Bond, Series 482, 1.375%, 8/19/2030, 144A, (NOK)(b)	5,183,371
225,000	Yara International ASA, 3.148%, 6/04/2030, 144A	232,594

		13,135,586

	Panama – 0.1%
1,485,000	Cable Onda S.A., 4.500%, 1/30/2030, 144A	1,509,503
1,045,000	Panama Government International Bond, 3.160%, 1/23/2030	1,122,853
1,250,000	Panama Government International Bond, 4.500%, 4/01/2056	1,529,387

		4,161,743

	Paraguay – 0.1%
1,420,000	Paraguay Government International Bond, 4.950%, 4/28/2031, 144A	1,583,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Paraguay – continued
$800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	$884,400

		2,467,700

	Peru – 0.1%
2,005,000	Peruvian Government International Bond, 2.392%, 1/23/2026	2,085,200
580,000	Southern Copper Corp., 3.875%, 4/23/2025(b)	628,458
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(b)	1,130,073

		3,843,731

	Philippines – 0.0%
1,060,000	Philippine Government International Bond, 2.457%, 5/05/2030	1,112,608

	Singapore – 0.2%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	789,930
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A	1,483,760
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A	373,494
3,215,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A(b)	3,269,848

		5,917,032

	South Africa – 0.4%
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	1,691,097
1,420,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024	1,413,468
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	925,722
46,510,000	Republic of South Africa, Series 2035, 8.875%, 2/28/2035, (ZAR)	2,304,868
39,185,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	1,856,672
7,585,000	South Africa Government International Bond, 5.750%, 9/30/2049	6,580,883

		14,772,710

	Spain – 0.5%
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, 0.750%, 9/11/2022, (EUR)(b)	2,592,251
400,000	Banco Santander S.A., 3.125%, 2/23/2023	416,652
600,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	662,781
500,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), EMTN, 2.750%, 7/14/2028, (EUR)	569,097

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Spain – continued
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	$836,677
725,000	Spain Government Bond, 0.750%, 7/30/2021, (EUR)(b)	825,227
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)(b)	523,675
2,525,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)	3,262,992
1,400,000	Spain Government Bond, 2.700%, 10/31/2048, 144A, (EUR)(b)	2,122,414
2,565,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	3,336,040
1,300,000	Telefonica Emisiones S.A., EMTN, 1.495%, 9/11/2025, (EUR)	1,532,961

		16,680,767

	Supranationals – 0.2%
1,495,000	Corporacion Andina de Fomento, 2.375%, 5/12/2023(b)	1,533,302
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(b)	1,179,659
3,360,000	European Investment Bank, 1.750%, 7/30/2024, 144A, (CAD)(b)	2,579,126
3,515,000	International Bank for Reconstruction & Development, 2.200%, 1/18/2022, (CAD)(b)	2,660,096

		7,952,183

	Sweden – 0.1%
1,675,000	Svenska Handelsbanken AB, 0.625%, 6/30/2023, 144A	1,673,709
2,450,000	Sweden Government Bond, Series 1047, 5.000%, 12/01/2020, (SEK)(b)	268,558

		1,942,267

	Switzerland – 0.1%
930,000	Credit Suisse AG, 2.950%, 4/09/2025(b)	1,009,762
1,390,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A	1,584,398
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027(b)	1,457,036
900,000	Syngenta Finance NV, EMTN, 1.250%, 9/10/2027, (EUR)	918,124
340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	352,750

		5,322,070

	Thailand – 0.1%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023(b)	1,645,705

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Thailand – continued
85,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)(b)	$2,943,692
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	990,147

		5,579,544

	Trinidad – 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	388,029

	Turkey – 0.4%
2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	2,975,971
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	552,080
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	2,846,250
6,970,000	Turkey Government International Bond, 5.250%, 3/13/2030	6,238,150
1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	1,414,480

		14,026,931

	United Arab Emirates – 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(b)	1,794,934
1,295,000	Abu Dhabi Government International Bond, 3.125%, 4/16/2030, 144A(b)	1,423,612

		3,218,546

	United Kingdom – 0.4%
95,000	Avon Products, Inc., 8.950%, 3/15/2043	107,350
1,265,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A	1,379,301
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(b)	1,498,347
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,472,377
365,000	HSBC Holdings PLC, 4.950%, 3/31/2030	438,571
1,125,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025(b)	1,221,648
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023(b)	689,928
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(b)	437,333
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A(b)	1,569,356
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(b)	337,426

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United Kingdom – continued
$1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(b)	$1,265,765
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(b)	379,239
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	306,263
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(b)	1,434,013
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	148,510
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,974,246

		14,659,673

	United States – 15.8%
165,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	174,487
110,000	Air Lease Corp., 2.250%, 1/15/2023	108,725
15,000	Air Lease Corp., 3.250%, 3/01/2025	15,038
116,000	Air Lease Corp., 3.250%, 10/01/2029	110,203
360,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	333,682
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	476,400
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	8,220,252
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	804,515
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,229,681
70,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	32,542
1,965,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	1,139,700
1,786,350	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	1,181,634
112,681	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	84,795
1,363,322	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	955,675
411,671	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	307,934
502,606	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	349,106
5,335,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	5,053,259
2,510,000	American Honda Finance Corp., GMTN, 1.700%, 9/09/2021	2,545,634

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$400,000	Antero Resources Corp., 5.125%, 12/01/2022	$289,000
175,000	Antero Resources Corp., 5.375%, 11/01/2021	161,875
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	1,958,400
3,975,000	Apple, Inc., Series MPLE, 2.513%, 8/19/2024, (CAD)(b)	3,095,470
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	281,898
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,659,428
3,960,000	AT&T, Inc., 4.300%, 2/15/2030	4,640,917
495,000	AT&T, Inc., 4.500%, 3/09/2048	585,130
625,000	AT&T, Inc., 4.550%, 3/09/2049	736,888
925,000	Aviation Capital Group LLC, 6.750%, 4/06/2021, 144A	927,414
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,801,395
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	131,911
3,180,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	3,084,600
140,000	Boeing Co. (The), 3.100%, 5/01/2026	142,658
25,000	Boeing Co. (The), 3.250%, 2/01/2035	22,795
165,000	Boeing Co. (The), 3.550%, 3/01/2038	150,265
25,000	Boeing Co. (The), 3.625%, 3/01/2048	21,968
90,000	Boeing Co. (The), 3.750%, 2/01/2050	80,807
635,000	Boeing Co. (The), 3.850%, 11/01/2048	567,801
640,000	Boeing Co. (The), 3.950%, 8/01/2059	560,845
585,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023(b)	628,002
270,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	245,420
1,860,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	2,064,596
690,000	Broadcom, Inc., 5.000%, 4/15/2030, 144A	793,067
71,000	California Resources Corp., 5.500%, 9/15/2021(a)(c)(d)	710
10,000	California Resources Corp., 6.000%, 11/15/2024(c)(d)(e)	100

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$9,300,000	California Resources Corp., 8.000%, 12/15/2022, 144A(c)(d)(e)	$366,141
60,000	CenturyLink, Inc., 5.625%, 4/01/2025	62,040
880,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	899,976
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022(c)(d)(e)	80,250
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023(c)(d)(e)	9,283
7,295,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(c)(d)(e)	164,138
780,000	Chevron Corp., 2.419%, 11/17/2020(b)	784,747
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,724,720
40,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	41,750
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	559,459
3,500,000	Coca-Cola Co. (The), 1.550%, 9/01/2021	3,550,648
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	305,033
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	453,485
640,000	Continental Resources, Inc., 4.500%, 4/15/2023	612,608
63,000	Continental Resources, Inc., 5.000%, 9/15/2022	61,898
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	471,679
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	621,775
155,000	Cummins, Inc., 5.650%, 3/01/2098	181,048
490,000	Dana, Inc., 5.375%, 11/15/2027	489,074
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	544,576
84,456	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	79,244
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)(b)	1,015,981
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	49,911
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,015
1,680,000	DISH DBS Corp., 5.000%, 3/15/2023	1,675,968
3,570,000	DISH DBS Corp., 5.875%, 11/15/2024	3,552,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$1,385,000	DISH DBS Corp., 7.750%, 7/01/2026	$1,468,100
310,000	DR Horton, Inc., 4.375%, 9/15/2022	329,307
140,000	Ecolab, Inc., 4.800%, 3/24/2030	177,405
160,000	Edison International, 4.950%, 4/15/2025	175,333
340,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	271,238
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	336,711
1,075,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,144,426
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	462,000
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	464,265
650,000	FedEx Corp., 3.400%, 1/14/2022	676,804
965,000	Ford Motor Co., 4.750%, 1/15/2043	760,227
1,230,000	Ford Motor Co., 5.291%, 12/08/2046	1,011,417
25,000	Ford Motor Co., 6.375%, 2/01/2029	24,408
50,000	Ford Motor Co., 6.625%, 2/15/2028	49,369
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,119,567
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,219
875,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	850,351
7,305,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/2025	7,307,922
200,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	190,436
9,830,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	10,149,190
295,000	General Electric Co., 4.500%, 3/11/2044	295,008
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	52,365
1,055,000	General Motors Co., 5.200%, 4/01/2045	1,021,851
405,000	General Motors Co., 6.250%, 10/02/2043	430,382
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	244,718
7,680,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	7,474,670

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	$1,008,097
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	107,172
635,000	General Motors Financial Co., Inc., EMTN, 2.250%, 9/06/2024, (GBP)	752,559
770,000	General Motors Financial of Canada Ltd., Series 5, 3.250%, 11/07/2023, (CAD)	567,478
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,652,337
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	134,188
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	268,671
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	504,557
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	947,013
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,341,205
2,745,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	2,514,420
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	163,875
855,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	864,619
20,000	HCA, Inc., 4.750%, 5/01/2023	21,700
6,670,000	HCA, Inc., 5.375%, 9/01/2026	7,246,421
225,000	HCA, Inc., 7.050%, 12/01/2027	252,000
820,000	HCA, Inc., 7.500%, 11/06/2033	996,300
395,000	HCA, Inc., 8.360%, 4/15/2024	454,250
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	224,250
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	88,125
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	600,873
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	502,145
1,000,000	Hyundai Capital America, 2.650%, 2/10/2025	1,004,189
835,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	838,498
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(b)	1,579,583
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A	1,679,438

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$450,000	International Lease Finance Corp., 4.625%, 4/15/2021	$454,824
5,760,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	5,601,600
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(c)(d)(e)	240
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097(c)(d)(e)	53
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,225,884
7,760,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	7,449,600
1,875,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,800,000
1,885,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,849,449
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	330,000
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	776,150
44,000	Masco Corp., 6.500%, 8/15/2032	53,466
403,000	Masco Corp., 7.750%, 8/01/2029	516,962
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	720,926
4,315,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	3,754,050
10,000,000	Microsoft Corp., 1.550%, 8/08/2021	10,136,896
2,355,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,360,887
1,025,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	1,040,354
450,000	Morgan Stanley, 3.950%, 4/23/2027	506,466
725,000	Morgan Stanley, 5.750%, 1/25/2021	746,650
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,404,262
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	767,873
25,000	MPLX LP, 4.500%, 7/15/2023	26,873
95,000	MPLX LP, 4.875%, 6/01/2025	106,047
3,890,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	4,111,224
4,605,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	4,911,330
3,000,000	Navient Corp., 5.000%, 10/26/2020	2,987,610

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		United States – continued
$1,885,000		Navient Corp., 5.000%, 3/15/2027	$1,583,400
915,000		Navient Corp., 5.500%, 1/25/2023	877,256
255,000		Navient Corp., 5.875%, 10/25/2024	239,542
1,600	(††††)	Navient Corp., 6.000%, 12/15/2043	32,284
1,130,000		Navient Corp., 6.750%, 6/15/2026	1,045,250
4,318,000		Navient Corp., MTN, 5.625%, 8/01/2033	3,324,860
760,000		Navient Corp., MTN, 6.125%, 3/25/2024	722,000
415,000		Navient Corp., MTN, 7.250%, 1/25/2022	416,037
65,000		Newfield Exploration Co., 5.625%, 7/01/2024	62,111
900,000		NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	679,500
405,000		NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	336,150
20,000		NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	24,410
1,765,000		Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A(b)	1,769,240
120,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023(c)(d)	20,227
300,000		Occidental Petroleum Corp., 4.500%, 7/15/2044	209,232
1,795,000		Occidental Petroleum Corp., 8.875%, 7/15/2030	1,792,756
2,275,000		Oceaneering International, Inc., 4.650%, 11/15/2024	1,716,533
420,000		Old Republic International Corp., 4.875%, 10/01/2024	454,231
3,693,000		ONEOK Partners LP, 4.900%, 3/15/2025	4,009,188
25,000		ONEOK Partners LP, 6.200%, 9/15/2043	26,788
1,200,000		Owens Corning, 4.400%, 1/30/2048	1,249,267
310,000		Owens Corning, 7.000%, 12/01/2036	396,105
2,965,000		Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	2,994,650
585,000		Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	608,400
1,400,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	1,531,260
2,165,000		Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,378,482

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)	$1,685,211
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	477,499
1,115,000	Prudential Financial, Inc., MTN, 3.700%, 3/13/2051	1,223,657
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	621,540
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	918,450
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	281,116
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	188,100
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	159,600
295,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	304,405
120,000	Quicken Loans LLC, 5.750%, 5/01/2025, 144A	122,675
95,000	Qwest Corp., 7.250%, 9/15/2025	107,770
345,000	Radian Group, Inc., 4.500%, 10/01/2024	332,925
195,000	Radian Group, Inc., 4.875%, 3/15/2027	183,300
3,365,000	Radian Group, Inc., 6.625%, 3/15/2025	3,449,125
890,000	Range Resources Corp., 4.875%, 5/15/2025	671,950
850,000	Range Resources Corp., 5.000%, 8/15/2022	773,500
220,000	Range Resources Corp., 5.000%, 3/15/2023	189,200
810,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	843,765
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	25,688
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	688,000
35,000	Service Properties Trust, 3.950%, 1/15/2028	28,184
395,000	Service Properties Trust, 4.350%, 10/01/2024	356,015
115,000	Service Properties Trust, 4.500%, 6/15/2023	110,105
60,000	Service Properties Trust, 4.650%, 3/15/2024	54,223
50,000	Service Properties Trust, 4.750%, 10/01/2026	44,235
185,000	Service Properties Trust, 4.950%, 2/15/2027	162,358

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	$454,524
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	158,064
5,051,000	SM Energy Co., 10.000%, 1/15/2025, 144A	4,798,602
1,170,000	Springleaf Finance Corp., 5.625%, 3/15/2023	1,183,186
860,000	Springleaf Finance Corp., 6.875%, 3/15/2025	882,306
2,310,000	Springleaf Finance Corp., 7.125%, 3/15/2026	2,390,827
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	343,348
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	139,100
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	3,121,853
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,361,587
3,960,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	3,822,232
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	99,250
1,695,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,500,075
820,000	Textron, Inc., 5.950%, 9/21/2021	849,619
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	110,188
245,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)	262,493
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	95,823
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	102,523
1,635,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022(b)	1,693,720
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,186,780
635,000	TransDigm, Inc., 5.500%, 11/15/2027	554,164
171,000	TransDigm, Inc., 6.500%, 7/15/2024	163,269
185,000	TransDigm, Inc., 6.500%, 5/15/2025	172,992
50,000	TransDigm, Inc., 7.500%, 3/15/2027	47,975
2,615,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	2,748,339
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,135

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$77,186	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	$71,005
295,830	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	250,553
53,675,000	U.S. Treasury Bond, 1.250%, 5/15/2050	51,572,030
20,350,000	U.S. Treasury Bond, 2.000%, 2/15/2050(b)	23,305,520
4,960,000	U.S. Treasury Bond, 2.875%, 5/15/2049(b)(f)	6,710,337
4,380,000	U.S. Treasury Bond, 3.000%, 8/15/2048	6,023,527
4,101,966	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(g)	4,161,581
4,140,983	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)(g)	4,500,349
13,060,240	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(b)(g)	13,579,607
38,000,000	U.S. Treasury Note, 1.500%, 9/30/2021	38,626,406
34,445,000	U.S. Treasury Note, 1.500%, 10/31/2021	35,053,170
35,975,000	U.S. Treasury Note, 1.500%, 11/30/2021	36,649,531
13,685,000	U.S. Treasury Note, 1.625%, 10/31/2026(b)	14,699,080
14,060,000	U.S. Treasury Note, 1.625%, 8/15/2029(b)	15,341,327
21,715,000	U.S. Treasury Note, 1.750%, 11/30/2021	22,199,346
10,235,000	U.S. Treasury Note, 1.750%, 11/15/2029(b)	11,300,080
4,515,000	U.S. Treasury Note, 1.875%, 3/31/2022	4,648,863
4,700,000	U.S. Treasury Note, 2.875%, 5/15/2028(b)	5,546,734
400,799	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	290,379
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	3,017,175
460,000	United Rentals North America, Inc., 6.500%, 12/15/2026	483,000
1,450,000	United States Steel Corp., 6.650%, 6/01/2037	942,500
25,000	ViacomCBS, Inc., 4.375%, 3/15/2043	26,143
4,050,000	ViacomCBS, Inc., 4.950%, 5/19/2050	4,511,002
395,000	ViacomCBS, Inc., 5.250%, 4/01/2044	441,649
145,000	ViacomCBS, Inc., 5.850%, 9/01/2043	170,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$145,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	$87,725
1,150,000	Walmart, Inc., 3.700%, 6/26/2028(b)	1,361,780
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	72,598
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	435,738
1,380,000	Whirlpool Corp., 4.600%, 5/15/2050	1,571,095
525,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(c)(d)(e)	101,063
195,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(c)(d)(e)	33,846

		573,103,640

	Uruguay – 0.0%
1,415,000	Uruguay Government International Bond, 4.375%, 1/23/2031	1,653,795

	Total Non-Convertible Bonds (Identified Cost $1,008,792,012)	1,030,480,438

Convertible Bonds – 0.4%
	United States – 0.4%
1,450,000	Booking Holdings, Inc., 0.900%, 9/15/2021	1,540,605
95,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(c)(d)(e)	2,506
545,000	DISH Network Corp., 2.375%, 3/15/2024	487,691
7,055,000	DISH Network Corp., 3.375%, 8/15/2026	6,480,827
290,000	Evolent Health, Inc., 2.000%, 12/01/2021	252,481
1,855,000	iStar, Inc., 3.125%, 9/15/2022	1,974,416
1,950,000	Nuance Communications, Inc., 1.000%, 12/15/2035	2,301,078
205,000	Nuance Communications, Inc., 1.250%, 4/01/2025	285,936
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	12,939
825,000	Western Digital Corp., 1.500%, 2/01/2024	775,528

	Total Convertible Bonds (Identified Cost $13,098,188)	14,114,007

Municipals – 0.0%
	United States – 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	157,240

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Municipals – continued
	United States – continued
$130,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$124,476

	Total Municipals (Identified Cost $256,120)	281,716

	Total Bonds and Notes (Identified Cost $1,022,146,320)	1,044,876,161

Shares
Preferred Stocks – 0.0%
	United States – 0.0%
460	Chesapeake Energy Corp., 5.000%(c)(h)(i)	—
40	Chesapeake Energy Corp., 5.750%(c)(h)(i)	—
736	Chesapeake Energy Corp., 5.750%(c)(h)(i)	—
84	Chesapeake Energy Corp., 5.750%, 144A(c)(h)(i)	—
38,952	El Paso Energy Capital Trust I, 4.750%	1,731,806

		1,731,806

	Total Preferred Stocks (Identified Cost $2,285,617)	1,731,806

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 5.1%
$78,424,496	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $78,424,496 on 7/01/2020 collateralized by $80,055,600 U.S. Treasury Note, 0.125% due 6/30/2022 valued at $79,993,077 including accrued interest(j)	78,424,496
44,825,000	U.S. Treasury Bills, 0.123%, 8/27/2020(k)	44,815,064
21,760,000	U.S. Treasury Bills, 0.160%, 12/24/2020(k)	21,742,447
1,215,000	U.S. Treasury Bills, 1.508%, 8/20/2020(k)	1,214,781
40,000,000	U.S. Treasury Cash Management Bills, 0.145%, 10/27/2020(k)	39,981,644

	Total Short-Term Investments (Identified Cost $186,177,191)	186,178,432

	Total Investments – 99.8% (Identified Cost $3,092,057,820)	3,625,485,506
	Other assets less liabilities – 0.2%	7,102,597

	Net Assets – 100.0%	$3,632,588,103

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2020, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets
$ 544,442,482	15.0%	$778,557	Less than 0.1%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $778,557 or less than 0.1% of net assets.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $0.
(j)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $182,753,548 or 5.0% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	9/02/2020	BRL B	18,445,000	$3,516,683	$3,382,294	$(134,389)
Bank of America, N.A.	9/02/2020	BRL S	18,445,000	3,197,816	3,382,294	(184,478)

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	9/16/2020	KRW B	5,850,000,000	$4,881,101	$4,866,042	$(15,059)
Credit Suisse International	9/16/2020	CAD S	111,685,000	83,282,999	82,279,106	1,003,893
Credit Suisse International	9/16/2020	COP S	38,844,665,000	10,590,582	10,271,650	318,932
Credit Suisse International	9/16/2020	GBP B	13,490,000	16,969,341	16,722,859	(246,482)
Credit Suisse International	9/16/2020	JPY B	7,133,000,000	65,899,243	66,128,283	229,040
HSBC Bank USA	9/16/2020	AUD B	4,075,000	2,855,340	2,812,889	(42,451)
Morgan Stanley Capital Services, Inc.	9/16/2020	EUR B	120,607,000	136,770,026	135,728,557	(1,041,469)
UBS AG	9/16/2020	IDR S	40,354,000,000	2,813,184	2,801,298	11,886
UBS AG	9/16/2020	SEK B	7,350,000	791,656	789,509	(2,147)
UBS AG	9/16/2020	THB S	83,000,000	2,626,083	2,685,067	(58,984)

Total						$(161,708)

At June 30, 2020, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	9/16/2020	NOK	30,959,000	EUR	2,909,360	$3,274,132	$56,792

Total							$56,792

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2020	42	$6,592,503	$6,614,344	$21,841

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks
France	$—	$53,918,119	$—		$53,918,119
Hong Kong	—	38,012,444	—		38,012,444
India	—	51,382,680	—		51,382,680
Japan	—	64,528,012	—		64,528,012
Netherlands	—	60,302,783	—		60,302,783
Sweden	—	65,301,575	—		65,301,575
Switzerland	—	116,974,092	—		116,974,092
United Kingdom	79,640,730	94,022,777	—		173,663,507
All Other Common Stocks*	1,768,615,895	—	—		1,768,615,895

Total Common Stocks	1,848,256,625	544,442,482	—		2,392,699,107

Bonds and Notes
Non-Convertible Bonds
United States	32,284	573,071,356	—		573,103,640
All Other Non-Convertible Bonds*	—	457,376,798	—		457,376,798

Total Non-Convertible Bonds	32,284	1,030,448,154	—		1,030,480,438

Convertible Bonds*	—	14,114,007	—		14,114,007
Municipals*	—	281,716	—		281,716

Total Bonds and Notes	32,284	1,044,843,877	—		1,044,876,161

Preferred Stocks*	1,731,806	—	—	(a)	1,731,806
Short-Term Investments	—	186,178,432	—		186,178,432

Total Investments	1,850,020,715	1,775,464,791	—		3,625,485,506

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,620,543	—		1,620,543
Futures Contracts (unrealized appreciation)	21,841	—	—		21,841

Total	$1,850,042,556	$1,777,085,334	$—		$3,627,127,890

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,725,459)	$—	$(1,725,459)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes securities fair valued at zero by the Fund’s adviser using Level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds
Canada	$4,819	$—	$17	$29	$—	$(4,865)	$—	$—	$—		$—
Preferred Stocks
United States	301,240	—	—	(318,720)	—	—	17,480	—	—	(a)	—

	$306,059	$—	$17	$(318,691)	$—	$(4,865)	$17,480	$—	$—		$—

(a)	Includes securities fair valued at zero by the Fund’s adviser using Level 3 Inputs.

A preferred stock valued at $17,480 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2020, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. During the period ended June 30, 2020, the Fund used futures contracts for hedging purposes, to manage duration and to gain investment exposure.

The following is a summary of derivative instruments for the Fund, as of June 30, 2020:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on future contracts
Over-the-counter asset derivatives Foreign exchange contracts	$1,620,543	$—
Exchange-traded asset derivatives Interest rate contracts	—	21,841

Total asset derivatives	$1,620,543	$21,841

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(1,725,459)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2020, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A	$(333,926)	$420,000
HSBC Bank USA	(42,451)	—
Morgan Stanley Capital Services, Inc.	(984,677)	1,188,254
UBS AG	(49,245)	20,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$3,459,086	$499,940

These amounts include cash received as collateral of $2,050,000.

Industry Summary at June 30, 2020 (Unaudited)

Treasuries	13.8%
IT Services	8.3
Software	6.0
Internet & Direct Marketing Retail	5.1
Interactive Media & Services	4.7
Health Care Equipment & Supplies	4.5
Capital Markets	4.5
Chemicals	3.9
Life Sciences Tools & Services	3.2
Semiconductors & Semiconductor Equipment	3.1
Banks	2.9
Industrial Conglomerates	2.7
Machinery	2.4
Health Care Providers & Services	2.2
Banking	2.1
Other Investments, less than 2% each	25.3
Short-Term Investments	5.1

Total Investments	99.8
Other assets less liabilities (including forward foreign currency and futures contracts)	0.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2020 (Unaudited)

United States Dollar	74.9%
Canadian Dollar	5.4
Euro	4.9
Swiss Franc	3.2
British Pound	2.6
Japanese Yen	2.6
Other, less than 2% each	6.2

Total Investments	99.8
Other assets less liabilities (including forward foreign currency and futures contracts)	0.2

Net Assets	100.0%